SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Non-current liabilities	$ 60,684	$ 61,078
Joint ventures | Associates
Disclosure of detailed information about investment property [line items]
Current liabilities	10,088	8,008
Non-current liabilities	$ 25,405	28,411
Cumulative Effect, Period of Adoption, Adjustment
Disclosure of detailed information about investment property [line items]
Current liabilities		(13,300)
Non-current liabilities		13,300
Cumulative Effect, Period of Adoption, Adjustment | Joint ventures | Associates
Disclosure of detailed information about investment property [line items]
Current liabilities		(3,200)
Non-current liabilities		$ 3,200